Asset Impairment (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment	265
Railroad Transportation Equipment
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment	80	[1]
Powder River Basin and Other Investment
Impaired Long-Lived Assets Held and Used [Line Items]
Asset impairment	185	[2],[3]

[1]	Impairment loss on locomotives In the fourth quarter of 2012, CP reached a decision to dispose of a certain series of locomotives to improve operating efficiencies, and accordingly performed an impairment test on these assets. The impairment test determined that the net book value of these locomotives exceeded their estimated fair value by $80 million. The estimated fair value represents the expected future cashflows from the disposal of these locomotives. The impairment charge of $80 million ($59 million after-tax) was recorded in "Asset impairment" and charged against income.
[2]	Powder River Basin impairment As part of the acquisition of DM&E in 2007, CP acquired the option to build a 260 mile extension of its network into coal mines in the Powder River Basin ("PRB"). Due to continued deterioration in the market for domestic thermal coal, including a sharp deterioration in 2012, in the fourth quarter of 2012 CP deferred plans to extend its rail network into the PRB coal mines indefinitely. As a result of this decision and in light of the declined market conditions, CP has evaluated the recoverability of the carrying amount of PRB assets and determined that this exceeded the estimated fair value by $180 million. The estimated fair value represents the expected proceeds from the sale of the acquired land, as determined by a comparable market assessment. Other costs associated with the acquisition of DM&E and accumulated by CP since acquisition have been written down to $nil. The amount of the impairment associated with this indefinite deferral was $180 million ($107 million after-tax). The components of the PRB impairment that were charged against income as an "Asset impairment" are as follows: (in millions of Canadian dollars) 2012 Option impairment (Note 15) $ 26 Construction plans, including capitalized interest 134 Land, land option appraisals, including capitalized interest 20 Total impairment $ 180
[3]	Includes impairment of other investment of $5 million.